[ASTON ASSET MANAGEMENT LOGO]

                                   ASTON FUNDS

                   ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND

                              CLASS N AND I SHARES

                      SUPPLEMENT DATED JUNE 29, 2007 TO THE
           CLASS N STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2007 AND CLASS I STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 26, 2007

                                IMPORTANT NOTICE

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH EACH STATEMENT OF ADDITIONAL INFORMATION.

                       OTHER ACCOUNTS MANAGED INFORMATION

Effective June 30, 2007 the following information is in addition to the information about Other Accounts Managed for ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND:

                             OTHER ACCOUNTS MANAGED
                      (For the period ended March 31, 2007)


                                                                                             Assets Managed
                                                                        Number of Accounts    with Advisory
                                          Number of     Total Assets       Managed with       Fee Based on
                                           Accounts       Managed       Advisory Fee Based     Performance
                                           Managed     (in millions)      on Performance      (in millions)
         Thomas Forsha, CFA
Registered Investment Companies:              0             N/A                 0                  N/A
Other Pooled Investment Vehicles:             4            $1,270               0                  N/A
Other Accounts:                               2            $  262               1                 $261



Compensation. Compensation for each portfolio manager listed above includes an annual fixed base salary plus potential incentive compensation up to a pre-determined fixed percentage rate of base salary. Incentive compensation is based upon both assets under management and investment performance. Investment performance represents 70% of a portfolio manager's total incentive compensation an6d is based upon the manager's risk-adjusted 3- and 5-year rolling performance for the strategy composite, versus peer group and benchmark indices. Composite performance criteria are not applied independently for the Fund, but are assumed to be encompassed among the like managed accounts in the strategy composite. The relevant index for Small Cap Value is the Russell 2000 Value; for Dynamic Equity Income, both the Russell 3000 Value and Lipper Equity Income Indices are

                                                                     Page 1 of 2
                                                                AST SAI SUPP 607
employed as performance measures. In the absence of at least a three-year performance record, a shorter-period may be used. Additionally, the portfolio managers each own a significant equity interest in River Road and, as such, participate in overall firm profits.


Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including their respective Funds. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. River Road has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.


     Ownership of Securities. The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund's portfolio manager as of March 31, 2007.

                                                DOLLAR RANGE OF
           PORTFOLIO MANAGER                 SECURITIES IN THE FUND
           -----------------                 ----------------------
            Thomas Forsha                          $1-10,000


    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENTS OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800-992-8151 or visit our Web site at www.astonfunds.com.

                                                                     Page 2 of 2
                                                                AST SAI SUPP 607

[ASTON ASSET MANAGEMENT LOGO]


                                   ASTON FUNDS

                   ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND

                                 CLASS I SHARES

                         SUPPLEMENT DATED JUNE 29, 2007
                  TO THE CLASS I PROSPECTUS DATED JUNE 26, 2007


                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

                           CHANGE IN PRIMARY BENCHMARK


Effective June 30, 2007, the following information replaces the information about Average Annual Total Return for ASTON/RIVER ROAD DYNAMIC EQUITY INCOME
FUND:

The following table indicates the Fund's average annual return of Class N shares of the Fund for the calendar period compared to the return of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the period ended December 31, 2006)

                                                                                                 Since
                                                                                  1 Year      Inception(a)
------------------------------------------------------------------------------------------------------------
Aston/River Road Dynamic Equity Income Fund - Class N:(b)
     Return Before Taxes                                                          25.51%         19.31%
     Return After Taxes on Distributions                                          24.38%         18.24%
     Return After Taxes on Distributions and Sale
         of Fund Shares                                                           17.28%         16.11%
------------------------------------------------------------------------------------------------------------
Russell 3000 Value Index(c)(d)                                                    22.34%         18.23%
------------------------------------------------------------------------------------------------------------
Russell 3000 Index(c)(d)                                                          15.72%         14.68%
------------------------------------------------------------------------------------------------------------

(a) Fund's inception: June 28, 2005.  Index data computed from June 28, 2005.
(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


                                                                     Page 1 of 2
                                                                AST I SUPDEI 607

(c) Reflects no deduction for taxes, expenses or fees.
(d) The Fund's benchmark was changed from the Russell 3000 Index to the Russell 3000 Value Index (the "New Index") effective June 30, 2007 as the New Index was determined to be a more appropriate broad-based index for comparison purposes.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          ADDITION OF PORTFOLIO MANAGER

The following information is in addition to the information about the portfolio managers of ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND:

PORTFOLIO MANAGER           INVESTMENT EXPERIENCE

Thomas S. Forsha, CFA       Portfolio Manager of the Fund since June 2007 and
                            Vice President of River Road. Mr. Forsha was formerly employed by ABN AMRO Asset Management, Inc.
                            from 1998-2005, where he served as Equity Analyst and Portfolio Manager and was responsible for management of the North American equity allocation of the firm's Global High Income Equity Fund. He received his B.S. in Finance from The Ohio State
                            University's Fisher College of Business and his
                            M.B.A. from The University of Chicago's Graduate
                            School of Business in 2006. Mr. Forsha is a member of the CFA Institute and the CFA Society of Louisville.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800-992-8151 or visit our Web site at www.astonfunds.com.


                                                                     Page 2 of 2
                                                                AST I SUPDEI 607

[ASTON ASSET MANAGEMENT LOGO]

                                   ASTON FUNDS

                   ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND

                                 CLASS N SHARES

                         SUPPLEMENT DATED JUNE 29, 2007
                  TO THE CLASS N PROSPECTUS DATED MARCH 1, 2007


                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

                           CHANGE IN PRIMARY BENCHMARK


Effective June 30, 2007, the following information replaces the information about Average Annual Total Return for ASTON/RIVER ROAD DYNAMIC EQUITY INCOME
FUND:

The following table indicates the Fund's average annual return for the calendar period compared to the return of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the period ended December 31, 2006)

                                                                                                 Since
                                                                                  1 Year      Inception(a)
------------------------------------------------------------------------------------------------------------
Aston/River Road Dynamic Equity Income Fund - Class N:(b)
     Return Before Taxes                                                          25.51%         19.31%
     Return After Taxes on Distributions                                          24.38%         18.24%
     Return After Taxes on Distributions and Sale
         of Fund Shares                                                           17.28%         16.11%
------------------------------------------------------------------------------------------------------------
Russell 3000 Value Index(c)(d)                                                    22.34%         18.23%
------------------------------------------------------------------------------------------------------------
Russell 3000 Index(c)(d)                                                          15.72%         14.68%
------------------------------------------------------------------------------------------------------------

(a) Fund's inception: June 28, 2005.  Index data computed from June 28, 2005.
(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(c) Reflects no deduction for taxes, expenses or fees.


                                                                     Page 1 of 2
                                                                AST N SUPDEI 607

(d) The Fund's benchmark was changed from the Russell 3000 Index to the Russell 3000 Value Index (the "New Index") effective June 30, 2007 as the New Index was determined to be a more appropriate broad-based index for comparison purposes.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          ADDITION OF PORTFOLIO MANAGER

The following information is in addition to the information about the portfolio managers of ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND:

PORTFOLIO MANAGER                  INVESTMENT EXPERIENCE

Thomas S. Forsha, CFA       Portfolio Manager of the Fund since June 2007 and
                            Vice President of River Road. Mr. Forsha was formerly employed by ABN AMRO Asset Management, Inc.
                            from 1998-2005, where he served as Equity Analyst and Portfolio Manager and was responsible for management of the North American equity allocation of the firm's Global High Income Equity Fund. He received his B.S. in Finance from The Ohio State
                            University's Fisher College of Business and his
                            M.B.A. from The University of Chicago's Graduate
                            School of Business in 2006. Mr. Forsha is a member of the CFA Institute and the CFA Society of Louisville.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800-992-8151 or visit our Web site at www.astonfunds.com.


                                                                     Page 2 of 2
                                                                AST N SUPDEI 607